Segment Information (Details) - Schedule of segment reporting information - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Revenue from contracts with customers:
Total revenue from contracts with customers	$ 10,242	$ 12,365	$ 9,168
Operating (loss) income:
Total operating income (loss)	(477)	567	(616)
Depreciation expense:
Total depreciation	209	162	159
Capital expenditure:
Total capital expenditure	92	134	88
Total assets:
Total assets	13,883	14,859
Property, plant and equipment, net:
Total property, plant and equipment, net	401	643
Metal stamping and Mechanical OEM [Member]
Revenue from contracts with customers:
Total revenue from contracts with customers	6,654	7,213	5,192
Operating (loss) income:
Total operating income (loss)	(212)	339	(327)
Depreciation expense:
Total depreciation	137	95	90
Capital expenditure:
Total capital expenditure	60	78	50
Total assets:
Total assets	8,099	7,784
Property, plant and equipment, net:
Total property, plant and equipment, net	266	380
Electric OEM [Member]
Revenue from contracts with customers:
Total revenue from contracts with customers	3,588	5,152	3,976
Operating (loss) income:
Total operating income (loss)	(95)	307	(207)
Depreciation expense:
Total depreciation	72	67	69
Capital expenditure:
Total capital expenditure	32	56	38
Total assets:
Total assets	5,696	6,961
Property, plant and equipment, net:
Total property, plant and equipment, net	135	263
Corporate [Member]
Operating (loss) income:
Total operating income (loss)	(170)	(79)	$ (82)
Total assets:
Total assets	$ 88	$ 114